Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 28, 2023	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Convertible Notes Payable				$ 5,140,000
Proceeds from Convertible Debt			$ 1,549,820
Accrued Liabilities				690,771
Senior Notes, Current			1,200,000
Securities Purchase Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from Convertible Debt		$ 1,500,000
Debt Instrument, Description		The senior secured notes are convertible to the conversion rate of $
Debt Instrument, Convertible, Conversion Price		$ 10.00
Securities Purchase Agreement [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Acquisitions		95,745
Securities Purchase Agreement [Member] | Senior Convertible Notes [Member]
Related Party Transaction [Line Items]
Proceeds from Convertible Debt		$ 1,600,000
Related Party [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable			2,300,000	4,700,000
[custom:ExtensionLoan-0]			3,000,000.0	$ 2,500,000
Related Party [Member] | Securities Purchase Agreement [Member]
Related Party Transaction [Line Items]
Accrued Liabilities		100,000
Related Party [Member] | Management and Directors [Member]
Related Party Transaction [Line Items]
[custom:ExtensionLoan-0]			300,000
Data Knights Acquisition Corp [Member] | Securities Purchase Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Description	Pursuant to the Securities Purchase Agreement, Data Knights will issue and sell to each of the Purchasers, a new series of senior secured convertible notes (the “PIPE Notes”), which are convertible into shares of Common Stock at the Purchasers election at a conversion price equal to the lower of (i) $10.00 per share, and (ii) 92.5% of the lowest volume weighted average trading price for the ten (10) Trading Days immediately preceding the Conversion Date.
Data Knights Acquisition Corp [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable		$ 15,400,000	$ 1,200,000
Debt Instrument, Convertible, Conversion Price		$ 2.50